Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Member]
Commitments and Contingencies [Line Items]
Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows as of December 31, 2024:

2025	$312,605
2026	200,969
2027	990
Total lease payments	514,564
Less interest	(152,423)
Present value of lease liabilities	$362,141